Commitments and Contingencies - Environmental Matters (Details) $ in Thousands		12 Months Ended
	Dec. 22, 2017 USD ($) defendant	Dec. 31, 2018 facility
Settled with the U.S. government | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Number of carbon black producers (defendants) | defendant	5
Period to install pollution control technology	6 years
Civil penalty	$ 800
Cost of environmental mitigation projects	$ 550
United States
Loss Contingencies [Line Items]
Number of facilities owned | facility		4
Louisiana | Settled with the U.S. government | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Period to install pollution control technology	2 years
Louisiana | Maximum | Settled with the U.S. government | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Estimated capital expenditures to be incurred for installments over approximately six years	$ 190,000